Shareholders’ equity (Details Narrative) $ in Thousands						3 Months Ended		9 Months Ended
	Jun. 14, 2023 shares	Jan. 17, 2023 shares	Jul. 15, 2022	Jun. 14, 2022 shares	Jan. 17, 2022 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options, granted								14,000	2,000
Compensation expenses | $						$ 27	$ 43	$ 66	$ 101
Deferred Share Unit [member]
IfrsStatementLineItems [Line Items]
Compensation expenses | $								$ 284	$ 402
Number of share units granted	100,000			80,000				100,000	80,000
2018 Long Term Incentive Plan [member]
IfrsStatementLineItems [Line Items]
Number of options, granted		14,000			2,000
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Reverse stock split			1-for-25
Deferred Stock Units [member]
IfrsStatementLineItems [Line Items]
Reverse stock split			1-for-25